Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current
Non trade accounts receivable	$ 10,011	$ 12,832
Vessels and equipment
Accumulated depreciation on vessel and equipment	291,689	200,676
Accumulated amortization on vessels under capital leases	163,926	169,274
Current
Accounts payable owing to related parties	556	567
Accrued liabilities owing to related related parties	$ 3,550	$ 3,020